Loan Servicing Assets - Additional Information (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	$ 419.4	$ 418.6
Fair value of mortgage servicing rights	$ 3.1	$ 3.5